Commitments and contingencies (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Other Commitments [Line Items]
Registered capital	$ 5,000
Capital contributions payment due in 3 months	1,000 [1]
Capital contributions payment due within 2 years	4,000
SGOCO (Fujian) [Member]
Other Commitments [Line Items]
Monthly rent expense to Honesty Group	$ 6
SGOCO (Fujian) [Member] | Minimum [Member]
Other Commitments [Line Items]
Lease term	1 year
SGOCO (Fujian) [Member] | Maximum [Member]
Other Commitments [Line Items]
Lease term	7 years

[1]	The registered capital of SGOCO Shenzhen is $5,000. As of December 31, 2013, SGOCO International had not injected capital to SGOCO Shenzhen. SGOCO International is required to pay $1,000,000 and the remaining $4,000,000 within 3 months and within two years, respectively, of the date of issuance of the subsidiary's business license according to PRC registration capital management rules. SGOCO International is in the process of arranging to pay the initial capital of $1,000,000.